Summary of Significant Accounting Policies - Schedule of reconciliation of net income per common stock (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Net loss	$ 717,701	$ 1,378,113	$ 12,461,381	$ 16,930,212	$ 19,233,710	$ (251,633)
Class A common stock
Summary of Significant Accounting Policies
Allocation of net income	$ 538,349		$ 9,969,105		$ 15,386,968	$ (193,470)
Weighted average shares outstanding, basic (in shares)	31,892,437		42,500,000		42,500,000	35,224,658
Weighted average shares outstanding, diluted (in shares)	31,892,437		42,500,000		42,500,000	35,224,658
Basic net income per share (in dollars per share)	$ 0.02	$ 0.03	$ 0.23	$ 0.32	$ 0.36	$ (0.01)
Diluted net income per share (in dollars per share)	$ 0.02	0.03	$ 0.23	0.32	$ 0.36	$ (0.01)
Class B common stock
Summary of Significant Accounting Policies
Allocation of net income	$ 179,352		$ 2,492,276		$ 3,846,742	$ (58,163)
Weighted average shares outstanding, basic (in shares)	10,625,000		10,625,000		10,625,000	10,589,629
Weighted average shares outstanding, diluted (in shares)	10,625,000		10,625,000		10,625,000	10,589,629
Basic net income per share (in dollars per share)	$ 0.02	0.03	$ 0.23	0.32	$ 0.36	$ (0.01)
Diluted net income per share (in dollars per share)	$ 0.02	$ 0.03	$ 0.23	$ 0.32	$ 0.36	$ (0.01)